Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Impairment charges related to goodwill	¥ 557	$ 83	¥ 0	¥ 0